EXHIBIT 99.9

CLAYTON RATING AGENCY ATR QM DATA FIELDS

Client Name:	SG Capital
Client Project Name:	SGR 2020-2
Start - End Dates:	12/26/2019 - 1/6/2020
Deal Loan Count:	2

Rating Agency ATR QM Data Fields

Loans in Report:	2

Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator	Lender Application Date	Broker Application Date	GSE Eligible	QRM Flag	ATR/QM Total Points and Fees	Rate Lock Date	APR	Bwr 1 Employment Indicator	Bwr 2 Employment Indicator	Bwr 1 Foreign National Indicator	Bwr 2 Foreign National Indicator	Residual Income Analysis in File	ATR/QM Residual Income
XXXXXX	ATR/QM: Exempt	No	Yes	XXXXXX	XXXXXX	No	No	31786.36	XXXXXX	4.6413	Employed	Employed	U.S. Citizen	U.S. Citizen	(No Data)	0
XXXXXX	ATR/QM: Exempt	No	Yes	XXXXXX	XXXXXX	No	No	0	XXXXXX	4.625	Employed	Unemployed	U.S. Citizen	(No Data)	(No Data)	0